Consolidated statements of cash flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Operating activities of continuing operations
Net income/(loss)		SFr (1,869)	SFr 16
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		775	706
Provision for credit losses		(46)	4,369
Deferred tax provision/(benefit)		(23)	(302)
Share-based compensation		522	577
Valuation adjustments related to long-term debt		(9,506)	1,909
Share of net income/(loss) from equity method investments		(47)	(73)
Trading assets and liabilities, net		13,923	21,529
(Increase)/decrease in other assets		(314)	(839)
Increase/(decrease) in other liabilities		(6,011)	(5,389)
Other, net		(641)	(241)
Total adjustments		(1,368)	22,246
Net cash provided by/(used in) operating activities		(3,237)	22,262
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		462	9
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(4,344)	(11,851)
Purchase of investment securities		(81)	(213)
Proceeds from sale of investment securities		45	0
Maturities of investment securities		213	25
Investments in subsidiaries and other investments		(219)	(288)
Proceeds from sale of other investments		320	940
(Increase)/decrease in loans		6,378	(5,073)
Proceeds from sale of loans		1,384	2,216
Capital expenditures for premises and equipment and other intangible assets		(711)	(622)
Proceeds from sale of premises and equipment and other intangible assets		0	2
Other, net		236	49
Net cash provided by/(used in) investing activities		3,683	(14,806)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(1,973)	790
Increase/(decrease) in short-term borrowings		909	170
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(6,927)	(3,931)
Issuances of long-term debt		31,916	29,405
Repayments of long-term debt		(29,184)	(27,321)
Sale of treasury shares		8,005	11,664
Repurchase of treasury shares		(8,136)	(12,279)
Dividends paid/capital repayments		(280)	(257)
Other, net		(124)	(308)
Net cash provided by/(used in) financing activities		(5,794)	(2,067)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		2	1,857
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(5,346)	7,246
Cash and due from banks at beginning of period	[1]	164,818	139,112
Cash and due from banks at end of period	[1]	159,472	146,358
Cash paid for income taxes and interest
Cash paid for income taxes		494	429
Cash paid for interest		2,807	3,223
Bank
Operating activities of continuing operations
Net income/(loss)		(1,975)	9
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		685	623
Provision for credit losses		(47)	4,373
Deferred tax provision/(benefit)		(48)	(322)
Share-based compensation		494	551
Valuation adjustments related to long-term debt		(8,971)	2,050
Share of net income/(loss) from equity method investments		(47)	(72)
Trading assets and liabilities, net		13,988	21,569
(Increase)/decrease in other assets		(95)	(517)
Increase/(decrease) in other liabilities		(5,939)	(5,441)
Other, net		(766)	(234)
Total adjustments		(746)	22,580
Net cash provided by/(used in) operating activities		(2,721)	22,589
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		465	9
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(4,344)	(11,851)
Purchase of investment securities		(81)	(213)
Proceeds from sale of investment securities		45	0
Maturities of investment securities		213	25
Investments in subsidiaries and other investments		(219)	(288)
Proceeds from sale of other investments		320	949
(Increase)/decrease in loans		6,591	(4,919)
Proceeds from sale of loans		1,384	2,216
Capital expenditures for premises and equipment and other intangible assets		(634)	(550)
Proceeds from sale of premises and equipment and other intangible assets		0	2
Other, net		246	51
Net cash provided by/(used in) investing activities		3,986	(14,569)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(1,726)	677
Increase/(decrease) in short-term borrowings		388	3,583
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(6,931)	(3,932)
Issuances of long-term debt		31,947	24,155
Repayments of long-term debt		(29,245)	(27,321)
Dividends paid/capital repayments		(571)	(11)
Other, net		(488)	168
Net cash provided by/(used in) financing activities		(6,626)	(2,681)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		35	1,821
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(5,326)	7,160
Cash and due from banks at beginning of period	[2]	164,026	138,207
Cash and due from banks at end of period	[2]	158,700	145,367
Cash paid for income taxes and interest
Cash paid for income taxes		479	417
Cash paid for interest		SFr 2,916	SFr 3,150

[1]	Includes restricted cash.
[2]	Includes restricted cash.